Document And Entity Information	May 31, 2022
Document Information [Line Items]
Entity, Registrant Name	iShares® S&P GSCI™ Commodity-Indexed Trust
Document, Type	8-K
Document, Period End Date	May 31, 2022
Entity, Incorporation, State or Country Code	NY
Entity, File Number	001-32947
Entity, Tax Identification Number	51-6573369
Entity, Address, Address Line One	400 Howard Street
Entity, Address, City or Town	San Francisco
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	94105
City Area Code	415
Local Phone Number	670-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Shares
Trading Symbol	GSG
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001332174